RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Company had transactions with during the six months ended June 30, 2025 and 2024:

	Name	Relationship
(a)	Huiyan Xie	5.38% shareholder of the Company
(b)	Huajian Xu	CEO of the Company

Amounts due to related parties

As of June 30, 2025and December 31, 2024,  amounts due from related parties, consisted of the following:

	December 31, 2024	Borrowed	Repaid	Exchange Rate Translation	Reclass to OP	Disposal of Subsidiaries	June 30, 2025
Amounts due to related parties
(a) Huiyan Xie	27,729	345,486	(530,725)	(9,895)	-	(287,421)	120,016
(b) Huajian Xu	684,681	36,999	(650,058)	101	-	-	71,723
Total amounts due to related parties	$712,410	$382,484	$(1,180,782)	$(9,794)	$-	$(287,421)	$191,739

The balances represented interest-free loans payable to shareholders.